Common and Preferred Shares - Schedule of Preferred Shares (Detail) (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Preferred shares issuable upon election notice received | shares	1,000,000
Noncumulative Preferred Stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature	quarterly
Dividends rate reset period	5-Year
Shares issued price per share	$ 25
Non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period	5-Year
Outstanding noncumulative preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature	quarterly
Dividends rate reset period	5-Year
Shares issued price per share	$ 25
Outstanding non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period	5-Year
Series 22 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.239375
Series 23 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.215885